Schedule of intangible assets (Details)	12 Months Ended
Jan. 31, 2019 USD ($)
Disclosure of detailed information about intangible assets [line items]
Amortization expense	$ (239,924)
Ending Balance, January 31, 2019	13,368,580
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Balance, January 31, 2018 & 2017	0
Additions	0
Additions from acquisitions	13,608,504
Disposals / adjustments	0
Ending Balance, January 31, 2019	13,608,504
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning Balance, January 31, 2018 & 2017	0
Amortization expense	(239,924)
Disposals / adjustments	0
Ending Balance, January 31, 2019	(239,924)
Dispensary license
Disclosure of detailed information about intangible assets [line items]
Ending Balance, January 31, 2019	11,643,770
Dispensary license | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Balance, January 31, 2018 & 2017	0
Additions	0
Additions from acquisitions	11,840,274
Disposals / adjustments	0
Ending Balance, January 31, 2019	11,840,274
Dispensary license | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning Balance, January 31, 2018 & 2017	0
Amortization expense	(196,504)
Disposals / adjustments	0
Ending Balance, January 31, 2019	(196,504)
Cultivation license
Disclosure of detailed information about intangible assets [line items]
Ending Balance, January 31, 2019	202,333
Cultivation license | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Balance, January 31, 2018 & 2017	0
Additions	0
Additions from acquisitions	220,000
Disposals / adjustments	0
Ending Balance, January 31, 2019	220,000
Cultivation license | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning Balance, January 31, 2018 & 2017	0
Amortization expense	(17,667)
Disposals / adjustments	0
Ending Balance, January 31, 2019	(17,667)
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Ending Balance, January 31, 2019	1,514,773
Customer relationships | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Balance, January 31, 2018 & 2017	0
Additions	0
Additions from acquisitions	1,540,447
Disposals / adjustments	0
Ending Balance, January 31, 2019	1,540,447
Customer relationships | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning Balance, January 31, 2018 & 2017	0
Amortization expense	(25,674)
Disposals / adjustments	0
Ending Balance, January 31, 2019	(25,674)
Start up costs
Disclosure of detailed information about intangible assets [line items]
Ending Balance, January 31, 2019	7,704
Start up costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Balance, January 31, 2018 & 2017	0
Additions	0
Additions from acquisitions	7,783
Disposals / adjustments	0
Ending Balance, January 31, 2019	7,783
Start up costs | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning Balance, January 31, 2018 & 2017	0
Amortization expense	(79)
Disposals / adjustments	0
Ending Balance, January 31, 2019	$ (79)